Pension Plan	12 Months Ended
Dec. 31, 2011
Pension Plan [Abstract]
Pension Plan

13. PENSION PLAN

The Labor Pension Act (the "Act") of Taiwan became effective on July 1, 2005 and the pension mechanism under the Act is deemed a defined contribution plan. The employees who were subject to the Labor Standards Law prior to July 1, 2005 were allowed to choose to be subject to the pension mechanism under the Act or continue to be subject to the pension mechanism under the Labor Standards Law. For those employees who were subject to the Labor Standards Law prior to July 1, 2005 and still work for the same company after July 1, 2005 and have chosen to be subject to the pension mechanism under the Act, their seniority as of July 1, 2005 were maintained. The Act prescribes that the rate of contribution by an employer to employees' pension accounts per month will not be less than 6% of each employee's monthly salary. The Company made monthly contributions and recognized pension costs of NT$15,091 thousand, NT$16,205 thousand and NT$17,918 thousand (US$592 thousand) for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company provides a defined benefit plan to the employees of SMI Taiwan under the Labor Standards Law that offers benefits based on an employee's length of service and average monthly salary for the six-month period prior to retirement. The Company contributes an amount equal to 2% of salaries paid each month to a pension fund (the "Fund"), which is administered by the Labor Pension Fund Supervisory Committee established by the government (the "Committee") and deposited in the Committee's name in the Bank of Taiwan. The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of December 31, 2010 and 2011, the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not be less than the average interest rate on a two-year time deposit published by the local banks. The government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not fully made available to the Company by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets. Future contributions will be based on 2% of the employee salaries at that time. The Company estimates its contribution for the year ending December 31, 2012 to be NT$1,636 thousand (US$54 thousand) which was determined based on 2% of estimated salaries in 2012.

Starting in 2010, the Company provides a defined benefit pension plan to the employees of FCI in Korea with at least one year of service. FCI's overall investment strategy is to avoid a negative return on plan assets and accordingly, FCI invests in principal and interest guaranteed products. The pension plan assets as of December 31, 2011 consist primarily of insurance company guaranteed interest contracts and bank fixed deposits.

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees' individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations. Determining the cost associated with such benefits is dependent on various actuarial assumptions, including discount rate, expected return on plan assets, compensation increase, employee mortality and turnover rates. The Company reviewed its actuarial assumptions at the measurement date on December 31 every year. The effect of modifications to assumptions is recorded in accumulated other comprehensive loss and amortized to net periodic cost over future periods using the corridor method. The company believes that assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. Independent actuaries perform the required calculations to determine expense in accordance with U.S. GAAP. Actual results may differ from the actuarial assumptions and are generally accumulated and amortized into earnings over future periods. The net periodic costs are recognized as employees render services necessary to earn the benefits.

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2010	2011
	NT$	NT$	US$ (Note 3)
Change in benefit obligation
Projected benefit obligation at beginning of year	15,601	32,231	1,065
Service cost	11,088	11,771	389
Interest cost	455	1,190	39
Actuarial loss	3,672	1,537	51
Benefits paid	(1,605)	(2,596)	(86)
Transferred from accrued severance benefit	3,020	—	—

Projected benefit obligation at end of year	32,231	44,133	1,458

Change in plan assets
Fair value of plan assets at beginning of year	19,842	30,077	994
Actual return on plan assets	417	847	28
Employer contributions	10,223	12,795	423
Benefits paid	(405)	(2,056)	(68)

Fair value of plan assets at end of year	30,077	41,663	1,377

Reconciliation of funded status
Funded status	(2,154)	(2,470)	(81)

Amounts recognized as an other asset	12,279	23,268	769

Amounts recognized as other long-term liabilities	(14,433)	(25,738)	(850)

Net gain	(128)	(2,432)	(80)
Transition obligation	21	20	1

Total recognized in accumulated other comprehensive income	(107)	(2,412)	(79)

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)
Service cost	39	11,088	11,771	389
Interest cost	346	455	1,190	39
Projected return on plan assets	(472)	(414)	(882)	(29)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	(25)	(10)	30	1

Net periodic benefit cost	(112)	11,119	12,109	400

Other changes in plan assets and benefit obligation recognized in other comprehensive income (loss):

	2010	2011
	NT$	NT$	US$ (Note 3)

Recognize the decrease (increase) in net gain	1,976	(2,333)	(77)
Amortization of net gain	11	29	1
Amortization of net transition obligation	(1)	(1)	—

Total recognized in accumulated other comprehensive income (loss)	1,986	(2,305)	(76)

The actuarial assumptions to determine the benefit obligations were as follows:

	2009	2010		2011
Weighted-average assumptions used to determine benefit obligations:

	Taiwan	Taiwan	Korea	Taiwan	Korea
Discount rate	2.00%	1.75%	6.20%	1.75%	5.40%
Rate of compensation increase	3.75%	4.00%	7.00%	4.25%	7.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	2.00%	1.75%	6.20%	1.75%	5.40%
Expected long-term return on plan assets	2.00%	2.00%	5.50%	2.00%	4.30%
Rate of compensation increase	3.75%	4.00%	7.00%	4.25%	7.00%